WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 81.4%
Alpha Architect International Quantitative Value ETF (a)	19,698	$688,138
Alpha Architect US Quantitative Value ETF (a)	12,208	663,993
Avantis Emerging Markets Equity ETF	26,661	2,409,088
Cambria Emerging Shareholder Yield ETF	4,871	219,292
Fidelity MSCI Financials Index ETF	944	70,234
Freedom 100 Emerging Markets ETF (a)	6,375	401,816
Invesco QQQ Trust Series 1	121	80,797
iShares Core Dividend Growth ETF	449	33,087
iShares Core MSCI EAFE ETF	1,767	168,819
iShares Core MSCI Emerging Markets ETF	1,137	89,243
iShares Core S&P 500 ETF	4,396	3,174,220
iShares Core S&P Mid-Cap ETF	15,643	1,138,341
iShares Core S&P Small-Cap ETF	1,371	187,964
iShares Core S&P Total U.S. Stock Market ETF	501	78,802
iShares ESG Aware MSCI EAFE ETF	5,147	520,259
iShares ESG Aware MSCI EM ETF	5,839	298,606
iShares ESG Aware MSCI USA Small-Cap ETF	4,592	235,845
iShares Global Equity Factor ETF	169,261	9,656,340
iShares MSCI ACWI ex U.S. ETF	64,136	4,722,334
iShares MSCI EAFE ETF	552	56,481
iShares MSCI EAFE Value ETF	1,204	93,418
iShares MSCI Europe Financials ETF	5,609	211,515
iShares MSCI Eurozone ETF	1,381	92,002
iShares MSCI Global Min Vol Factor ETF	2,576	311,748
iShares MSCI International Value Factor ETF	11,636	484,407
iShares MSCI Japan ETF	1,831	163,142
iShares MSCI Pacific ex Japan ETF	2,657	147,915
iShares MSCI United Kingdom ETF	1,163	54,835
iShares MSCI USA Quality Factor ETF	2,624	543,824
iShares Russell 1000 ETF	803	315,443
iShares Russell 1000 Growth ETF	1,196	142,647
iShares Russell 2000 ETF	1,177	327,171
iShares Russell Mid-Cap ETF	721	75,229
iShares S&P 100 ETF	70	24,836
iShares S&P 500 Growth ETF	962	124,887
iShares S&P 500 Value ETF	486	108,704
iShares S&P Mid-Cap 400 Growth ETF	1,010	109,797
Schwab International Equity ETF	458	12,164
Schwab US Dividend Equity ETF	3,141	100,732
State Street Health Care Select Sector SPDR ETF	221	32,264
State Street SPDR Dow Jones Industrial Average ETF Trust	389	193,197
State Street SPDR MSCI EAFE StrategicFactors ETF	20,240	1,957,410
State Street SPDR MSCI USA StrategicFactors ETF	739	134,520

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
State Street SPDR Portfolio Developed World ex-US ETF	44,662	$2,187,098
State Street SPDR Portfolio Emerging Markets ETF	3,714	190,305
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7,206	459,815
State Street SPDR Portfolio S&P 500 Growth ETF	4,865	546,777
State Street SPDR Portfolio S&P 500 Value ETF	7,856	470,417
State Street SPDR Portfolio S&P 600 Small Cap ETF	17,790	949,274
State Street SPDR S&P 500 ETF Trust	1,551	1,114,642
State Street SPDR S&P Emerging Markets Small Cap ETF	1,358	99,596
State Street SPDR S&P Global Infrastructure ETF	703	54,729
State Street SPDR S&P International Small Cap ETF	2,881	132,018
Vanguard Dividend Appreciation ETF	220	50,316
Vanguard ESG US Stock ETF	544	68,419
Vanguard Financials ETF	284	36,409
Vanguard FTSE All-World ex-US ETF	1,998	161,678
Vanguard FTSE Developed Markets ETF	8,748	601,862
Vanguard FTSE Emerging Markets ETF	1,536	90,516
Vanguard FTSE Europe ETF	4,625	403,023
Vanguard Growth ETF	4,174	347,152
Vanguard High Dividend Yield ETF	228	35,839
Vanguard S&P 500 ETF	8,036	5,308,421
Vanguard Small-Cap ETF	1,181	335,865
Vanguard Small-Cap Growth ETF	228	76,371
Vanguard Total Stock Market ETF	96	34,001
Vanguard Total World Stock ETF	8,503	1,285,654
Vanguard Value ETF	95	19,644
Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	30,501	1,382,000
WisdomTree International Equity Fund	685	50,200
WisdomTree Trust WisdomTree China ex-State-Owned Enterprises Fund	734	29,544
TOTAL EXCHANGE TRADED FUNDS (Cost $36,510,540)		47,177,091

COMMON STOCKS - 17.5%
Communication Services - 0.3%
Movies & Entertainment - 0.3%
Netflix, Inc. (b)	1,074	100,537
Walt Disney Co.	907	94,101
Total Communication Services		194,638

Consumer Discretionary - 2.2%
Apparel Retail - 0.1%
Ross Stores, Inc.	238	54,214

Automobile Manufacturers - 0.0% (c)
General Motors Co.	289	22,221

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Automotive Retail - 0.2%
AutoZone, Inc. (b)	3	$11,112
O'Reilly Automotive, Inc. (b)	1,091	108,445
		119,557
Broadline Retail - 1.3%
Amazon.com, Inc. (b)	2,516	666,891
eBay, Inc.	453	46,876
PDD Holdings, Inc. - ADR (b)	127	12,685
		726,452
Education Services - 0.0% (c)
Covista, Inc. (b)	219	25,233

Footwear - 0.1%
NIKE, Inc. - Class B	746	33,093

Home Improvement Retail - 0.1%
Home Depot, Inc.	228	74,966

Homebuilding - 0.1%
Green Brick Partners, Inc. (b)	233	15,713
Hovnanian Enterprises, Inc. - Class A (b)	108	12,144
PulteGroup, Inc.	246	30,101
		57,958
Hotels, Resorts & Cruise Lines - 0.2%
Hilton Worldwide Holdings, Inc.	107	34,676
Marriott International, Inc. - Class A	83	30,020
Royal Caribbean Cruises Ltd.	53	13,979
Trip.com Group Ltd. - ADR	247	13,390
		92,065
Other Specialty Retail - 0.0% (c)
Build-A-Bear Workshop, Inc.	582	21,499

Restaurants - 0.1%
McDonald's Corp.	120	35,231
Total Consumer Discretionary		1,262,489

Consumer Staples - 1.6%
Consumer Staples Merchandise Retail - 1.2%
Costco Wholesale Corp.	133	134,933
Walmart, Inc.	4,286	565,452
		700,385
Household Products - 0.0% (c)
Procter & Gamble Co.	67	9,855

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Personal Care Products - 0.2%
Kenvue, Inc.	8,102	$142,028

Soft Drinks & Non-alcoholic Beverages - 0.1%
Coca-Cola Co.	284	22,368
Coca-Cola Europacific Partners PLC	55	5,201
		27,569
Tobacco - 0.1%
Philip Morris International, Inc.	245	40,442
Total Consumer Staples		920,279

Financials - 3.4%
Asset Management & Custody Banks - 0.0% (c)
Blackstone, Inc.	232	29,134

Consumer Finance - 0.2%
American Express Co.	374	120,821
SoFi Technologies, Inc. (b)	292	4,701
		125,522
Diversified Banks - 1.1%
Banco Bilbao Vizcaya Argentaria SA - ADR	5,235	115,798
Bank of America Corp.	1,181	63,136
Citigroup, Inc.	267	34,171
JPMorgan Chase & Co.	1,018	318,868
NatWest Group PLC - ADR (b)	1,797	28,590
US Bancorp	559	31,673
Wells Fargo & Co.	897	73,761
		665,997
Diversified Capital Markets - 0.0% (c)
Deutsche Bank AG	316	9,812

Diversified Financial Services - 0.0% (c)
Apollo Global Management, Inc.	78	10,040

Financial Exchanges & Data - 0.1%
Coinbase Global, Inc. - Class A (b)	62	11,641
Moody's Corp.	26	12,008
S&P Global, Inc.	25	10,781
		34,430
Insurance Brokers - 0.0% (c)
Aon PLC - Class A	32	9,973
Hippo Holdings, Inc. (b)	254	6,688
		16,661

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Investment Banking & Brokerage - 0.2%
Goldman Sachs Group, Inc.	75	$69,283
Morgan Stanley	332	63,276
		132,559
Life & Health Insurance - 0.1%
Aflac, Inc.	261	29,668

Multi-Sector Holdings - 0.3%
Berkshire Hathaway, Inc. - Class B (b)	318	150,605

Property & Casualty Insurance - 0.3%
Allstate Corp.	60	13,036
American International Group, Inc.	71	5,311
Chubb Ltd.	47	15,369
Heritage Insurance Holdings, Inc. (b)	309	9,060
Travelers Cos., Inc.	489	149,213
		191,989
Regional Banks - 0.1%
Live Oak Bancshares, Inc.	233	8,761
Truist Financial Corp.	476	24,514
		33,275
Reinsurance - 0.2%
SiriusPoint Ltd. (b)	3,949	92,446

Transaction & Payment Processing Services - 0.8%
Mastercard, Inc. - Class A	604	303,763
Visa, Inc. - Class A	488	160,962
		464,725
Total Financials		1,986,863

Health Care - 2.5%
Biotechnology - 0.8%
AbbVie, Inc.	1,297	274,082
Alnylam Pharmaceuticals, Inc. (b)	52	16,093
Cogent Biosciences, Inc. (b)	1,307	46,778
Ionis Pharmaceuticals, Inc. (b)	1,250	93,450
Neurocrine Biosciences, Inc. (b)	70	9,217
Vertex Pharmaceuticals, Inc. (b)	68	29,062
		468,682
Health Care Distributors - 0.1%
Cencora, Inc.	35	10,780
McKesson Corp.	64	52,173
		62,953

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Health Care Equipment - 0.3%
Abbott Laboratories	1,192	$108,222
Boston Scientific Corp. (b)	695	40,039
Stryker Corp.	78	24,580
		172,841
Health Care Technology - 0.1%
Doximity, Inc. - Class A (b)	697	17,034

Pharmaceuticals - 1.2%
AstraZeneca PLC	848	158,890
Eli Lilly & Co.	300	280,380
Johnson & Johnson	978	224,793
LENZ Therapeutics, Inc. (b)	937	8,414
Organon & Co.	1,015	13,449
Septerna, Inc. (b)	472	11,215
		697,141
Total Health Care		1,418,651

Industrials - 5.4%
Aerospace & Defense - 0.3%
Boeing Co. (b)	457	104,667
RTX Corp.	518	91,204
		195,871
Agricultural & Farm Machinery - 0.5%
Deere & Co.	500	294,935

Air Freight & Logistics - 0.3%
FedEx Corp.	71	28,635
GXO Logistics, Inc. (b)	2,664	152,194
		180,829
Building Products - 0.2%
Carrier Global Corp.	100	6,717
Modine Manufacturing Co. (b)	255	64,931
Trane Technologies PLC	33	16,254
		87,902
Cargo Ground Transportation - 1.0%
XPO, Inc. (b)	2,511	552,746

Construction & Engineering - 1.4%
Comfort Systems USA, Inc.	274	504,229
EMCOR Group, Inc.	338	301,384
Quanta Services, Inc.	25	18,194
Stantec, Inc.	54	4,930
		828,737

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Construction Machinery & Heavy Transportation Equipment - 0.3%
Caterpillar, Inc.	218	$194,044
PACCAR, Inc.	74	8,791
		202,835
Diversified Support Services - 0.0% (c)
Cintas Corp.	144	25,158

Electrical Components & Equipment - 0.3%
Eaton Corp. PLC	136	58,889
Emerson Electric Co.	99	13,904
Eos Energy Enterprises, Inc. (b)	2,222	14,888
Hubbell, Inc.	72	36,588
Rockwell Automation, Inc.	100	40,891
		165,160
Environmental & Facilities Services - 0.0% (c)
Enviri Corp. (b)	562	11,066

Heavy Electrical Equipment - 0.4%
GE Vernova, Inc.	178	192,856
NuScale Power Corp. (b)	883	11,002
		203,858
Industrial Machinery & Supplies & Components - 0.6%
Crane Co.	54	9,597
Illinois Tool Works, Inc.	60	15,481
Mueller Industries, Inc.	2,180	295,237
Parker-Hannifin Corp.	19	17,279
		337,594
Rail Transportation - 0.1%
Norfolk Southern Corp.	132	41,690

Trading Companies & Distributors - 0.0% (c)
Core & Main, Inc. - Class A (b)	241	12,139
Willis Lease Finance Corp.	72	13,979
		26,118
Total Industrials		3,154,499

Information Technology - 1.5%
Communications Equipment - 0.2%
Cisco Systems, Inc.	1,003	91,774

Semiconductors - 1.0%
NVIDIA Corp.	1,879	374,992

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	563	$222,982
		597,974
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	608	164,981
Total Information Technology		854,729

Materials - 0.3%
Commodity Chemicals - 0.0% (c)
PureCycle Technologies, Inc. (b)	801	5,992

Diversified Metals & Mining - 0.1%
Compass Minerals International, Inc. (b)	2,196	58,655

Gold Mining - 0.1%
SSR Mining, Inc. (b)	2,255	64,967

Specialty Chemicals - 0.1%
Perimeter Solutions, Inc. (b)	914	27,694
Sherwin-Williams Co.	123	39,558
		67,252
Total Materials		196,866

Real Estate - 0.0% (c)
Real Estate Services - 0.0% (c)
Cushman & Wakefield Ltd. (b)	587	8,242

Utilities - 0.3%
Electric Utilities - 0.3%
American Electric Power Co., Inc.	74	10,146
Constellation Energy Corp.	309	96,717
NRG Energy, Inc.	91	14,158
Xcel Energy, Inc.	230	19,079
		140,100
Independent Power Producers & Energy Traders - 0.0% (c)
Vistra Corp.	61	9,628

Multi-Utilities - 0.0% (c)
CMS Energy Corp.	108	8,288
Dominion Energy, Inc.	134	8,643
		16,931
Total Utilities		166,659
TOTAL COMMON STOCKS (Cost $5,185,281)		10,163,915

WARREN STREET GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.8%
Real Estate - 0.8%
Data Center REITs - 0.0% (c)
Digital Realty Trust, Inc.	91	$18,285

Retail REITs - 0.8%
Macerich Co.	6,905	150,046
Realty Income Corp.	1,761	113,127
Simon Property Group, Inc.	981	199,839
		463,012
Telecom Tower REITs - 0.0% (c)
American Tower Corp.	69	12,607
Total Real Estate		493,904
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $237,987)		493,904

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.58% (d)	163,489	163,489
TOTAL MONEY MARKET FUNDS (Cost $163,489)		163,489

TOTAL INVESTMENTS - 100.0% (Cost $42,097,297)		$57,998,399
Liabilities in Excess of Other Assets - (0.0)% (c)		(19,735)
TOTAL NET ASSETS - 100.0%		$57,978,664
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

WARREN STREET GLOBAL EQUITY ETF

Summary of Fair Value Disclosure as of April 30, 2026 (Unaudited)

Warren Street Global Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Exchange Traded Funds	$47,177,091	$—	$—	$47,177,091
Common stocks	10,163,915	—	—	10,163,915
Real Estate Investment Trusts	493,904	—	—	493,904
Money Market Funds	163,489	—	—	163,489
Total Investments	$57,998,399	$—	$—	$57,998,399
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Transactions with Affiliates

The Fund’s transactions with affiliates represent holdings for which the Fund has the same investment adviser. The Fund had the following transactions with such affiliated Funds during the current fiscal period:

	IVAL	QVAL	FRDM	Total
Value as of December 8, 2025(a)(b)	$409,400	$397,850	$215,889	$1,023,139
Additions	362,060	343,803	189,362	895,225
Reductions	(145,136)	(139,803)	(80,462)	(365,401)
Realized Gain (Loss)	(2,209)	2,427	3,370	3,588
Net Change in Unrealized Appreciation (Depreciation)	64,023	59,716	73,657	197,396
Value as of April 30, 2026	$688,138	$663,993	$401,816	$1,753,947

Dividend / Interest Income	$2,688	$2,477	$1,417
Capital Gain Distributions from Underlying Funds	$—	$—	$—

Shares as of April 30, 2026	19,698	12,208	6,375
(a) Inception date of Fund.
(b) Market value and shares of securities as result of a non-taxable exchange.